Reconciliation of Net Cash Flow to Movement in Net Debt - Summary of Analysis of Changes in Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of debt [Line Items]
Beginning balance	£ (13,804)
Exchange	585	£ (1,781)	£ (268)
Other	(24)
Profit and loss	(16)
Disposals	(6)
Cash flow	87
Ending balance	(13,178)	(13,804)
Liquid Investments [member]
Disclosure of debt [Line Items]
Beginning balance	89
Exchange	(7)
Cash flow	(4)
Ending balance	78	89
Cash and cash equivalents [member]
Disclosure of debt [Line Items]
Beginning balance	4,897
Exchange	(106)
Disposals	(6)
Cash flow	(952)
Ending balance	3,833	4,897
Overdrafts [Member]
Disclosure of debt [Line Items]
Beginning balance	(292)
Exchange	6
Cash flow	53
Ending balance	(233)	(292)
Cash and cash equivalents and overdrafts [member]
Disclosure of debt [Line Items]
Beginning balance	4,605
Exchange	(100)
Disposals	(6)
Cash flow	(899)
Ending balance	3,600	4,605
Commercial paper [member]
Disclosure of debt [Line Items]
Beginning balance	(1,094)
Exchange	37
Cash flow	528
Ending balance	(529)	(1,094)
European and US Medium Term Notes [Member]
Disclosure of debt [Line Items]
Beginning balance	(2,680)
Exchange	121
Reclassification	(2,114)
Cash flow	2,636
Ending balance	(2,037)	(2,680)
Other [member]
Disclosure of debt [Line Items]
Beginning balance	(63)
Exchange	2
Other	(5)
Reclassification	(19)
Cash flow	59
Ending balance	(26)	(63)
Short term debt [member]
Disclosure of debt [Line Items]
Beginning balance	(3,837)
Exchange	160
Other	(5)
Reclassification	(2,133)
Cash flow	3,223
Ending balance	(2,592)	(3,837)
European and US medium term notes non-current [member]
Disclosure of debt [Line Items]
Beginning balance	(14,620)
Exchange	530
Other	4
Profit and loss	(16)
Reclassification	2,114
Cash flow	(2,233)
Ending balance	(14,221)	(14,620)
Other non-current debt [member]
Disclosure of debt [Line Items]
Beginning balance	(41)
Exchange	2
Other	(23)
Reclassification	19
Ending balance	(43)	(41)
Long term debt [member]
Disclosure of debt [Line Items]
Beginning balance	(14,661)
Exchange	532
Other	(19)
Profit and loss	(16)
Reclassification	2,133
Cash flow	(2,233)
Ending balance	(14,264)	£ (14,661)
Long Term Debt Due With In One Year [Member]
Disclosure of debt [Line Items]
Beginning balance	(3,837)
Exchange	160
Other	(5)
Reclassification	(2,133)
Disposals	0
Cash flow	3,223
Ending balance	(2,592)
Long Term Debt Due after 2018 [member]
Disclosure of debt [Line Items]
Beginning balance	(14,661)
Exchange	532
Other	(19)
Profit and loss	(16)
Reclassification	2,133
Disposals	0
Cash flow	(2,233)
Ending balance	(14,264)
Derivative financial instruments [member]
Disclosure of debt [Line Items]
Beginning balance	(38)
Other	37
Profit and loss	5
Disposals	0
Cash flow	(2)
Ending balance	2
Other financing items [member]
Disclosure of debt [Line Items]
Exchange	91
Disposals	0
Cash flow	(91)
Accrued interest [member]
Disclosure of debt [Line Items]
Beginning balance	(158)
Exchange	4
Other	1
Profit and loss	(731)
Reclassification	(100)
Disposals	0
Cash flow	781
Ending balance	(203)
Liabilities arising from financing activities [member]
Disclosure of debt [Line Items]
Beginning balance	(18,694)
Exchange	787
Other	14
Profit and loss	(742)
Reclassification	(100)
Disposals	0
Cash flow	1,678
Ending balance	£ (17,057)